Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
Foreign Government Security—0.3%
Republic of Egypt 144A 7.600%, 3/1/29(1)	$200	$219
Total Foreign Government Security (Identified Cost $200)		219

Mortgage-Backed Security—0.3%
Non-Agency—0.3%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	180	182
Total Mortgage-Backed Security (Identified Cost $180)		182

Corporate Bonds and Notes—85.4%
Communication Services—15.0%
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	365
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	369
144A 4.750%, 3/1/30(1)	325	332
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	278
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	163	181
144A 5.125%, 8/15/27(1)	100	104
Consolidated Communications, Inc. 6.500%, 10/1/22(3)	515	466
CSC Holdings LLC
144A 5.500%, 4/15/27(1)	135	145
144A 7.500%, 4/1/28(1)	200	226
144A 5.750%, 1/15/30(1)	600	640
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	106
144A 6.625%, 8/15/27(1)(3)	280	272
DISH DBS Corp.
5.875%, 7/15/22	95	101
5.000%, 3/15/23	210	215
7.750%, 7/1/26	160	169
Frontier Communications Corp.
8.500%, 4/15/20(3)	396	235
11.000%, 9/15/25	175	85
144A 8.500%, 4/1/26(1)	100	101
iHeartCommunications, Inc.
8.375%, 5/1/27	272	300
Escrow 144A (1)(4)	290	—
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	300	318
Level 3 Financing, Inc.
5.375%, 1/15/24	245	249
5.250%, 3/15/26	135	140
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	309
144A 4.750%, 10/15/27(1)	105	109
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)(3)	210	181
Meredith Corp. 6.875%, 2/1/26	330	343
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	55	58
	Par Value	Value

Communication Services—continued
144A 5.500%, 7/1/29(1)	$305	$330
Sprint Corp. 7.875%, 9/15/23	770	850
Telesat Canada
144A 4.875%, 6/1/27(1)	130	132
144A 6.500%, 10/15/27(1)	375	391
T-Mobile USA, Inc. 0.000%, 1/15/24(4)	275	—
Twitter, Inc. 144A 3.875%, 12/15/27(1)	300	300
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	325	321
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	300	318
		9,039

Consumer Discretionary—12.7%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	410	425
American Greetings Corp. 144A 8.750%, 4/15/25(1)	165	150
Avis Budget Car Rental LLC 144A 5.750%, 7/15/27(1)	140	146
Boyd Gaming Corp.
6.375%, 4/1/26	255	274
6.000%, 8/15/26	145	156
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(1)	460	485
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	165	171
Dana, Inc. 5.375%, 11/15/27	280	289
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	262
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	121
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	198
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	322
GLP Capital LP 5.750%, 6/1/28	112	127
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	290	300
144A 8.750%, 10/1/25(1)	145	155
International Game Technology plc
144A 6.250%, 2/15/22(1)	200	211
144A 6.250%, 1/15/27(1)	200	225
Lennar Corp. 5.250%, 6/1/26	265	290
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	300	308
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	71
4.500%, 1/15/28	120	125
144A 5.750%, 2/1/27(1)	155	173
MGM Resorts International 5.500%, 4/15/27	300	333
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)(3)	95	91
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)	$332	$106
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(1)	255	271
PulteGroup, Inc. 7.875%, 6/15/32	180	231
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	250	262
144A 8.250%, 3/15/26(1)	120	132
144A 7.000%, 5/15/28(1)	160	171
Tenneco, Inc. 5.000%, 7/15/26(3)	240	221
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	375
Vista Outdoor, Inc. 5.875%, 10/1/23	185	177
Weekley Homes LLC 6.625%, 8/15/25	305	316
		7,670

Consumer Staples—3.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	584
Chobani LLC 144A 7.500%, 4/15/25(1)	315	317
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	314
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	253
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	195	186
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	65	68
144A 5.000%, 8/15/26(1)	305	322
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	255	265
		2,309

Energy—7.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	259
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	164
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	162
California Resources Corp.
6.000%, 11/15/24	16	5
144A 8.000%, 12/15/22(1)(3)	104	45
Callon Petroleum Co. 6.125%, 10/1/24	141	144
Cheniere Energy Partners LP
5.625%, 10/1/26	160	169
144A 4.500%, 10/1/29(1)	440	452
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	285	306
CrownRock LP 144A 5.625%, 10/15/25(1)	260	265
CSI Compressco LP 7.250%, 8/15/22	205	189
Denbury Resources, Inc.
144A 9.250%, 3/31/22(1)	178	168
	Par Value	Value

Energy—continued
144A 7.750%, 2/15/24(1)	$225	$199
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	224
Nabors Industries, Inc. 5.750%, 2/1/25	165	149
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	307
Petrobras Global Finance B.V. 5.999%, 1/27/28	155	177
Rowan Cos., Inc. 5.400%, 12/1/42(3)	265	129
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(5)	115	75
Targa Resources Partners LP 5.875%, 4/15/26	285	303
Transocean, Inc. 6.800%, 3/15/38	300	213
USA Compression Partners LP
6.875%, 4/1/26	230	241
6.875%, 9/1/27	30	31
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	100
		4,476

Financials—6.0%
Acrisure LLC
144A 8.125%, 2/15/24(1)	95	103
144A 7.000%, 11/15/25(1)	240	232
Ally Financial, Inc. 5.750%, 11/20/25	235	263
Citadel LP 144A 4.875%, 1/15/27(1)	305	321
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(1)	35	38
ICAHN Enterprises LP
6.375%, 12/15/25	145	152
6.250%, 5/15/26	220	234
MSCI, Inc. 144A 4.000%, 11/15/29(1)	314	318
Navient Corp.
5.875%, 10/25/24	305	326
6.750%, 6/25/25	250	276
Springleaf Finance Corp.
6.875%, 3/15/25	370	421
7.125%, 3/15/26	85	98
5.375%, 11/15/29	45	47
Synovus Financial Corp. 5.900%, 2/7/29	310	329
Voya Financial, Inc. (3 month LIBOR + 3.580%) 5.650%, 5/15/53	440	468
		3,626

Health Care—11.7%
Advanz Pharma Corp. 8.000%, 9/6/24(3)	41	39
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	139
144A 9.000%, 10/1/25(1)	380	425
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	155
144A 8.500%, 1/31/27(1)	270	307
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
Bausch Health Cos., Inc.
144A 5.500%, 11/1/25(1)	$350	$366
144A 7.000%, 1/15/28(1)	190	209
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	75	79
Centene Corp.
144A 5.375%, 6/1/26(1)	60	64
144A 4.625%, 12/15/29(1)	250	263
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	85	87
Charles River Laboratories International, Inc.
144A 5.500%, 4/1/26(1)	195	210
144A 4.250%, 5/1/28(1)	150	153
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(6)	355	361
PIK Interest Capitalization, 144A 7.750%, 5/15/22(1)(6)	305	310
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	169
HCA, Inc.
5.375%, 2/1/25	330	365
5.625%, 9/1/28	315	359
5.875%, 2/1/29	35	40
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(1)	275	273
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	115	114
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	210	217
Select Medical Corp. 144A 6.250%, 8/15/26(1)	440	476
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	180
144A 10.000%, 4/15/27(1)	130	143
Tenet Healthcare Corp.
8.125%, 4/1/22	85	94
7.000%, 8/1/25(3)	180	190
144A 4.875%, 1/1/26(1)	180	188
144A 6.250%, 2/1/27(1)	130	140
144A 5.125%, 11/1/27(1)	60	63
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	405	337
144A 7.125%, 1/31/25(1)	295	303
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	220	219
		7,037

Industrials—8.3%
ASGN, Inc. 144A 4.625%, 5/15/28(1)	300	308
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(1)(3)	295	304
Bombardier, Inc.
144A 6.125%, 1/15/23(1)	95	97
144A 7.500%, 12/1/24(1)	155	163
144A 7.875%, 4/15/27(1)	70	72
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(1)	200	214
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	175	183
144A 6.500%, 10/1/25(1)	220	232
	Par Value	Value

Industrials—continued
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	$165	$174
144A 8.500%, 5/1/27(1)	120	132
Granite Holdings US Acquisition Co. 144A 11.000%, 10/1/27(1)	300	304
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	315	293
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	596	584
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	210	224
SRS Distribution, Inc. 144A 8.250%, 7/1/26(1)	290	299
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	210	208
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	415	449
144A 5.500%, 11/15/27(1)	450	455
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(1)(6)	310	322
		5,017

Information Technology—2.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	172
CommScope, Inc. 144A 8.250%, 3/1/27(1)	225	237
Dun & Bradstreet Corp. (The) 144A 10.250%, 2/15/27(1)	140	161
Everi Payments, Inc. 144A 7.500%, 12/15/25(1)	65	70
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	110	44
Infor US, Inc. 6.500%, 5/15/22	200	203
Radiate Holdco LLC 144A 6.625%, 2/15/25(1)	240	242
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	320
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	305	314
		1,763

Materials—10.8%
AK Steel Corp.
7.500%, 7/15/23	150	156
7.000%, 3/15/27(3)	170	171
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(1)(7)	595	615
Atotech Alpha 3 BV 144A 6.250%, 2/1/25(1)	280	287
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	160
Cascades, Inc. 144A 5.750%, 7/15/23(1)	115	118
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	320	321
Element Solutions, Inc. 144A 5.875%, 12/1/25(1)	175	183
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Greif, Inc. 144A 6.500%, 3/1/27(1)	$195	$211
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	324
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(1)	305	313
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	310	319
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)	260	267
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	460	454
Olin Corp. 5.625%, 8/1/29	320	338
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(1)	180	197
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	171
RegS 7.000%, 7/15/24(8)	125	129
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	250	269
Scotts Miracle-Gro Co. (The) 144A 4.500%, 10/15/29(1)	355	363
Teck Resources Ltd. 6.125%, 10/1/35	265	311
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	270	272
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	152
144A 6.625%, 11/1/25(1)	265	238
United States Steel Corp. 6.250%, 3/15/26	235	201
		6,540

Real Estate—3.4%
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	640	648
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	315	320
iStar, Inc.
5.250%, 9/15/22	335	344
4.750%, 10/1/24	250	259
4.250%, 8/1/25	290	293
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)(3)	185	157
		2,021

Utilities—3.4%
DPL, Inc. 144A 4.350%, 4/15/29(1)	475	458
Ferrellgas Partners LP 8.625%, 6/15/20(9)	140	85
Suburban Propane Partners LP 5.500%, 6/1/24	145	149
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	105	110
144A 6.625%, 1/15/28(1)	205	209
TerraForm Power Operating LLC
144A 4.250%, 1/31/23(1)	175	180
144A 5.000%, 1/31/28(1)	240	254
	Par Value	Value

Utilities—continued
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(4)	$500	$1
Vistra Operations Co. LLC
144A 3.700%, 1/30/27(1)	425	422
144A 4.300%, 7/15/29(1)	150	153
		2,021

Total Corporate Bonds and Notes (Identified Cost $50,573)		51,519

Leveraged Loans(2)—7.1%
Aerospace—0.2%
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.740%, 8/15/25	94	93
Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.800%, 9/29/24	145	145
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.299%, 4/6/24	93	91
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.927%, 9/6/24	186	183
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	128	125
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.159%, 6/30/24	173	171
		570

Energy—1.1%
California Resources Corp.
2016 (1 month LIBOR + 10.375%) 12.180%, 12/31/21	155	115
2017 (1 month LIBOR + 4.750%) 6.555%, 12/31/22	55	49
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	94	94
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.177%, 4/11/22	245	204
McDermott International, Inc. (3 month LIBOR + 5.000%) 6.945%, 5/12/25(9)	159	93
McDermott Technology (Americas), Inc.
(3 month LIBOR + 10.000%) 7.751%, 10/21/21(10)	33	33
(3 month LIBOR + 10.000%) 7.751%, 10/21/21	51	52
		640

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.299%, 8/4/25	$128	$130
Food / Tobacco—0.2%
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.799%, 8/16/23	143	136
Food and Drug—0.1%
Sage Borrowco LLC Tranche B, First Lien (1 month LIBOR + 4.750%) 6.549%, 6/20/26	65	65
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 6.177%, 6/30/22	204	183
Gaming / Leisure—0.6%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 4.945%, 12/1/23	44	44
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 5.050%, 4/29/26	283	285
		329

Healthcare—1.6%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.135%, 1/16/23	154	152
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.549%, 10/10/25	135	115
One Call Corp. First Lien (3 month LIBOR + 5.250%) 7.160%, 11/27/22	498	458
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.306%, 6/30/25	88	87
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 7/2/25(11)	160	156
		968

Housing—0.5%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 7.800%, 3/24/25	156	156
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	146	146
		302

Information Technology—0.1%
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.159%, 11/1/24	78	79
Media / Telecom - Telecommunications—0.2%
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 6.299%, 11/1/24	59	44
	Par Value	Value

Media / Telecom - Telecommunications—continued
Second Lien (1 month LIBOR + 8.250%) 10.049%, 11/1/25	$100	$45
		89

Service—0.6%
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 0.000%, 3/20/25(11)	80	78
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 6.792%, 2/6/26	150	151
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	154	142
		371

Transportation - Automotive—0.3%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.305%, 4/30/26	194	195
Total Leveraged Loans (Identified Cost $4,508)		4,295

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Citigroup, Inc. Series T, 6.250%	190(12)	216
KeyCorp Series D, 5.000%	250(12)	266
		482

Total Preferred Stocks (Identified Cost $441)		482

Common Stocks—0.1%
Communication Services—0.1%
Clear Channel Outdoor Holdings, Inc.(13)	7,282	21
Energy—0.0%
Contra CB Downey(4)	115,000	—
Frontera Energy Corp.	1,088	8
Sabine Oil & Gas Holdings, Inc.	160	11
		19

Total Common Stocks (Identified Cost $54)		40

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(13)	8,563	8
Total Rights (Identified Cost $7)		8

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Warrants—0.1%
Communication Services—0.1%
iHeartMedia, Inc.(4)(13)	3,097	$45
Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(13)	105	1
Sabine Oil & Gas Holdings, Inc.(4)(13)	501	7
		8

Total Warrants (Identified Cost $58)		53

Total Long-Term Investments—94.1% (Identified Cost $56,021)		56,798

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(14)	534,073	534
Total Short-Term Investment (Identified Cost $534)		534

Securities Lending Collateral—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(14)(15)	2,445,755	2,446
Total Securities Lending Collateral (Identified Cost $2,446)		2,446

TOTAL INVESTMENTS—99.1% (Identified Cost $59,001)		$59,778
Other assets and liabilities, net—0.9%		547
NET ASSETS—100.0%		$60,325

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $36,048 or 59.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	100% of the income received was in cash.
(7)	No pay date announced.
(8)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Canada	6
Netherlands	2
Luxembourg	2
United Kingdom	1
Norway	1
Ireland	1
Other	2
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$51,519	$—	$51,518	$1
Foreign Government Security	219	—	219	—
Leveraged Loans	4,295	—	4,295	—
Mortgage-Backed Security	182	—	182	—
Equity Securities:
Common Stocks	40	29	11	—
Preferred Stocks	482	—	482	—
Rights	8	—	8	—
Warrants	53	—	1	52
Securities Lending Collateral	2,446	2,446	—	—
Money Market Mutual Fund	534	534	—	—
Total Investments	$59,778	$3,009	$56,716	$53
Securities held by the Fund with an end of period value of $203 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2019.
See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.